Major Customers (Details) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Product Information [Line Items]
Total	$ 1,819,421	$ 1,427,008	$ 1,289,428	$ 1,225,169	$ 2,716,436	$ 4,535,857	$ 2,998,546	$ 6,502,962	$ 4,679,741
Revenues Percentage								100.00%	100.00%
Company A [Member]
Product Information [Line Items]
Total								1,270,064	1,776,824
Revenues Percentage								20.00%	36.00%
Company B [Member]
Product Information [Line Items]
Total								797,972	1,053,321
Revenues Percentage								12.00%	22.00%
Company C [Member]
Product Information [Line Items]
Total								772,320	305,980
Revenues Percentage								12.00%	7.00%
Company D [Member]
Product Information [Line Items]
Total								644,702	278,499
Revenues Percentage								10.00%	6.00%
Company E [Member]
Product Information [Line Items]
Total								628,741	71,030
Revenues Percentage								10.00%	2.00%
All other customers [Member]
Product Information [Line Items]
Total								$ 2,389,163	$ 1,193,587
Revenues Percentage								36.00%	25.00%